LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES [Abstract]
Schedule of Weighted-Average Remaining Lease Term and Discount Rate

The following table represents the weighted-average remaining lease term and discount rate:

Twelve months ended
December 31, 2021

Weighted average remaining lease term	3.87
Weighted average discount (annual) rate	5.49%

Schedule of Operating Leases

Maturities of operating lease liabilities were as follows:

December 31, 2021

2022	$895
2023	726
2024	664
2025	631
2026 and after	129

Total operating lease payments	3,045
Less: imputed interest	295
Present value of lease liabilities	2,750

Lease liabilities, current	768
Lease liabilities, non- current	1,982

Present value of lease liabilities	$2,750